Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

February 1, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Core Fixed Income Fund, Deutsche Global Inflation Fund, Deutsche GNMA Fund, Deutsche High Income Fund, Deutsche Global High Income Fund, Deutsche Short Duration Fund, Deutsche Strategic Government Securities Fund, Deutsche Fixed Income Opportunities Fund (formerly Deutsche Ultra-Short Duration Fund) and Deutsche Unconstrained Income Fund (each, a “Fund,” and collectively, the “Funds”), each a series of Deutsche Income Trust (the “Trust”); (Reg. Nos. 002-91577; 811-04049)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on January 31, 2017.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum, Esq.

Vice President and Counsel

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.